NATURE OF OPERATIONS (Details)		12 Months Ended
	Jan. 14, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Name of reporting entity or other means of identification		Fortuna Mining Corp.
Domicile of entity		British Columbia, Canada
Description of nature of entity's operations and principal activities		The Company is engaged in precious and base metal mining and related activities in Argentina, Burkina Faso, Côte d’Ivoire, Mexico, Peru and Senegal. The Company operates the open pit Lindero gold mine (“Lindero”) in northern Argentina, the underground Yaramoko gold mine (“Yaramoko”) in southwestern Burkina Faso, the open pit Séguéla gold mine (“Séguéla”) in southwestern Côte d’Ivoire, the underground Caylloma silver, lead, and zinc mine (“Caylloma”) in southern Peru, the underground San Jose silver and gold mine (“San Jose”) in southern Mexico, and is in a preliminary economic assessment stage of development at the Diamba Sud gold project in Senegal. Subseqent to December 31, 2024, the Company entered into a binding letter agreement for the sale of its 100% interest in Compania Minera Cuzcatlan S.A. de C.V., which owns the San Jose mine. The sale is expected to complete in the first quarter of 2025 (see Note 32).
Address of entity's registered office		As at December 31, 2024, the Company’s head office was located at Suite 650 - 200 Burrard Street, Vancouver, British Columbia V6C 3L6, Canada. In January 2025, the Company relocated its head office to Suite 820 - 1111 Melville Street, Vancouver, British Columbia V6E 3V6, Canada. As at December 31, 2024, the Company’s registered office was located at Suite 3500 - 1133 Melville Street, Vancouver, British Columbia V6E 4E5, Canada.
Disposal of major subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest disposed	100.00%